Background of companies included in consolidation	12 Months Ended
Dec. 31, 2017
Disclosure of Background of companies included in consolidation [Abstract]
Background of companies included in consolidation [Text Block]
Note 6 Background of companies included in consolidation

6.1 Parent’s stand-alone assets and liabilities

	12/31/2017	12/31/2016
	ThUS$	ThUS$

Assets	3,658,528	3,824,137
Liabilities	(1,470,707)	(1,578,063)
Equity	2,187,821	2,246,074

6.2	Parent entity

As provided in the Company’s by-laws, no shareholder can concentrate more than 32% of the Company’s voting right shares and therefore there is no controlling entity.

6.3	Joint arrangements of controlling interest

Sociedad de Inversiones Pampa Calichera S.A., Potasios de Chile S.A., and Inversiones Global Mining (Chile) Ltda., collectively the Pampa Group, are the owners of a number of shares that as of December 31, 2017 are equivalent to
29.97
% of the current total amount of issued, subscribed and fully-paid shares in the Company. In addition, Kowa Company Ltd., Inversiones La Esperanza (Chile) Limitada, Kochi S.A. and La Esperanza Delaware Corporation, collectively the Kowa Group, are the owners of a number of shares equivalent to
2.12
% of the total amount of issued, subscribed and fully-paid shares of SQM S.A.

The Pampa Group and the Kowa Group have informed SQM S.A., the Financial Markets Commission (formerly the Chilean SVS), and the relevant stock exchanges in Chile and abroad that they are not and have never been mutually related parties. This is independent of the fact that on December 21, 2006 the two Groups entered into a Joint Action Agreement (JAA) related to those shares.
Consequently, neither the Pampa Group nor the Kowa Group individually owns more than 32% of the voting right capital of SQM S.A.

This Joint Action Agreement has not transformed the Pampa and Kowa Groups into mutually related parties. The Joint Action Agreement has only transformed the current controller of SQM S.A., composed of the Pampa Group, and the Kowa Group, into related parties of SQM S.A.

Detail of effective concentration

Tax ID No.	Name	Ownership interest %
96,511,530-7	Sociedad de Inversiones Pampa Calichera S.A.	19.72
76,165,311-5	Potasios de Chile S.A.	6.91
96,863,960-9	Inversiones Global Mining (Chile) Limitada	3.34
Total Pampa Group		29.97

79,798,650-k	Inversiones la Esperanza (Chile) Ltda.	1.43
59,046,730-8	Kowa Co Ltd.	0.30
96,518,570-4	Kochi S.A.	0.30
59,023,690-k	La Esperanza Delaware Corporation	0.09
Total Kowa Group		2.12

6.4     Information attributable to non-controlling interests

Subsidiary	% of interests in the ownership held by non-controlling interests .	Profit (loss) attributable to non-controlling interests		Equity, non-controlling interests		Dividends paid to non-controlling interests
		12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	(1,023)	1,360	8,307	8,303	989	1,163
SQM Indonesia S.A.	20%	-	-	1	1	-	-
Soquimich Comercial S.A.	39.3616784%	(100)	2,378	49,247	50,416	1,264	1,851
Comercial Agrorama Ltda.	30%	403	(106)	(184)	201	-	-
Agrorama S.A.	0.001%	-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	2	2,277	2,277	-	-
SQM (Thailand) Limited.	0.004%	-	-	-	-	-	-
Total		(720)	3,634	59,648	61,198	2,253	3,014